Investments in Equity Investees (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Investments in Equity Investees
Investments in equity investees	$ 76,479	$ 139,505
SHPL
Investments in Equity Investees
Investments in equity investees	75,999	79,408
HBYS
Investments in Equity Investees
Investments in equity investees		59,712
Other
Investments in Equity Investees
Investments in equity investees	$ 480	$ 385